   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 2009

                                                              FILE NO. 333-94617

                                                                     811-3072-03

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 26                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 123                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on February 12, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A and Statement of Additional Information in Part B of this Post-Effective Amendment No. 26 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-6 (File No. 333-94617), as filed on April 9, 2008 and effective on May 1, 2008.

A Supplement dated February 12, 2009 to the Prospectus is included in Part A and a Supplement to the Statement of Additional Information is included in Part B of this Post-Effective Amendment. This Post-Effective Amendment No. 26 does not supercede Post-Effective Amendment No. 23 filed on April 9, 2008.

                                     PART A

             SUPPLEMENT DATED FEBRUARY 12, 2009 TO YOUR PROSPECTUS

Putman VT New Value Fund (Class IA) ("Merging Fund") is scheduled to merge into the Putnam VT Equity Income Fund (Class IA) ("Surviving Fund") effective on February 13, 2009. The Surviving Fund is added to the variable product solely to receive the assets of the Merging Fund. No new premiums or policy value may be allocated or transferred to the Merging Fund.

EFFECTIVE FEBRUARY 12, 2009, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSE" TABLE OF YOUR PROSPECTUS, THE FOLLOWING FUND IS ADDED IN ALPHABETICAL
ORDER:

                                                    DISTRIBUTION
                                                       AND/OR                                ACQUIRED
                                                       SERVICE                              FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND                       FEE               FEES             EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund          0.650%              N/A              0.120%              0.120%
 --Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Putnam VT Equity Income Fund          0.890%                N/A                0.890%
 --Class IA

EFFECTIVE FEBRUARY 12, 2009, UNDER THE "ABOUT US" SECTION YOUR PROSPECTUS, THE FOLLOWING FUND OBJECTIVE IS ADDED IN ALPHABETICAL ORDER TO THE TABLE:

FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund --      Capital Growth and current income    Putnam Investment Management, LLC
Class IA

The following language is added to your prospectus under the section entitled "Financial Transactions:"

We have incorporated by reference the annual report for the Hartford Life Insurance Company on Form 10-K for the year ended December 31, 2008 in the SAI.

We have included the unaudited quarterly financial information for the Hartford Life Insurance Company Separate Account VL I for the period ended September 30, 2008 in the SAI. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial information and assumes no responsibility for them.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7901

                                     PART B

 SUPPLEMENT DATED FEBRUARY 12, 2009 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

The following language is added as a second paragraph under the section entitled "Experts:"

The financial statements and financial statement schedules incorporated in this Statement of Additional Information by reference from the Annual Report on Form 10-K of Hartford Life Insurance Company (the "Company") as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 11, 2009, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7907

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL             SMALL/MID CAP
                                    VALUE PORTFOLIO           VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                        --
   Class IB                                     --                        --
   Other class                             100,761                   200,182
                                      ============              ============
  Cost:
   Class IA                                     --                        --
   Class IB                                     --                        --
   Other class                          $2,382,235                $3,540,176
                                      ============              ============
  Market Value:
   Class IA                                     --                        --
   Class IB                                     --                        --
   Other class                          $1,545,669                $2,706,457
 Due from Hartford Life
  Insurance Company                          1,241                    35,023
 Receivable from fund shares
  sold                                          --                        --
 Other assets                                   --                        --
                                      ------------              ------------
 Total Assets                            1,546,910                 2,741,480
                                      ------------              ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                        --
 Payable for fund shares
  purchased                                  1,241                    35,023
 Other liabilities                              --                        --
                                      ------------              ------------
 Total Liabilities                           1,241                    35,023
                                      ------------              ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $1,545,669                $2,706,457
                                      ============              ============

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS           AIM V.I.               AIM V.I.             AIM V.I.
                                    INTERNATIONAL               CAPITAL                  CORE             INTERNATIONAL
                                   GROWTH PORTFOLIO        APPRECIATION FUND         EQUITY FUND           GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                     --                   --
   Class IB                                   --                       --                     --                   --
   Other class                            34,456                   11,418                  4,469                1,984
                                      ==========               ==========             ==========            =========
  Cost:
   Class IA                                   --                       --                     --                   --
   Class IB                                   --                       --                     --                   --
   Other class                          $935,446                 $276,166               $117,105              $56,824
                                      ==========               ==========             ==========            =========
  Market Value:
   Class IA                                   --                       --                     --                   --
   Class IB                                   --                       --                     --                   --
   Other class                          $564,397                 $246,635               $115,075              $49,491
 Due from Hartford Life
  Insurance Company                        1,287                       --                     --                   --
 Receivable from fund shares
  sold                                        --                       --                     --                   --
 Other assets                                 --                       --                     --                   --
                                      ----------               ----------             ----------            ---------
 Total Assets                            565,684                  246,635                115,075               49,491
                                      ----------               ----------             ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                       --                     --                   --
 Payable for fund shares
  purchased                                1,287                       --                     --                   --
 Other liabilities                            --                       --                     --                   --
                                      ----------               ----------             ----------            ---------
 Total Liabilities                         1,287                       --                     --                   --
                                      ----------               ----------             ----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $564,397                 $246,635               $115,075              $49,491
                                      ==========               ==========             ==========            =========

                                      AIM V.I.               AIM V.I.               AIM V.I.
                                    MID CAP CORE            SMALL CAP               CAPITAL
                                    EQUITY FUND            EQUITY FUND          DEVELOPMENT FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                     --
   Class IB                                   --                    --                     --
   Other class                           186,186                13,922                 20,079
                                    ============            ==========             ==========
  Cost:
   Class IA                                   --                    --                     --
   Class IB                                   --                    --                     --
   Other class                        $2,477,592              $212,014               $391,678
                                    ============            ==========             ==========
  Market Value:
   Class IA                                   --                    --                     --
   Class IB                                   --                    --                     --
   Other class                        $2,494,894              $194,913               $278,901
 Due from Hartford Life
  Insurance Company                           --                    --                  2,481
 Receivable from fund shares
  sold                                     1,541                    --                     --
 Other assets                                 --                    --                     --
                                    ------------            ----------             ----------
 Total Assets                          2,496,435               194,913                281,382
                                    ------------            ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1,541                    --                     --
 Payable for fund shares
  purchased                                   --                    --                  2,481
 Other liabilities                            --                    --                     --
                                    ------------            ----------             ----------
 Total Liabilities                         1,541                    --                  2,481
                                    ------------            ----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $2,494,894              $194,913               $278,901
                                    ============            ==========             ==========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS            BLUE CHIP
                                        ASSET                 INCOME AND
                                   ALLOCATION FUND           GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            627,971                 581,507
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $9,739,513              $5,450,721
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $9,319,096              $5,000,961
 Due from Hartford Life
  Insurance Company                           414                     349
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           9,319,510               5,001,310
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                   414                     349
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            414                     349
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $9,319,096              $5,000,961
                                     ============            ============

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS              GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                     BOND FUND              GROWTH FUND              GROWTH FUND          GROWTH-INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                       --                      --
   Class IB                                   --                      --                       --                      --
   Other class                           735,455                 336,302                  398,579                 563,549
                                    ============            ============            =============            ============
  Cost:
   Class IA                                   --                      --                       --                      --
   Class IB                                   --                      --                       --                      --
   Other class                        $8,259,386              $5,244,207              $18,602,500             $17,998,792
                                    ============            ============            =============            ============
  Market Value:
   Class IA                                   --                      --                       --                      --
   Class IB                                   --                      --                       --                      --
   Other class                        $7,545,769              $5,979,442              $18,127,386             $17,757,420
 Due from Hartford Life
  Insurance Company                        6,158                      --                   44,995                     381
 Receivable from fund shares
  sold                                        --                   1,947                       --                      --
 Other assets                                 --                       2                        4                       3
                                    ------------            ------------            -------------            ------------
 Total Assets                          7,551,927               5,981,391               18,172,385              17,757,804
                                    ------------            ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                   1,947                       --                      --
 Payable for fund shares
  purchased                                6,158                      --                   44,995                     381
 Other liabilities                            --                      --                       --                      --
                                    ------------            ------------            -------------            ------------
 Total Liabilities                         6,158                   1,947                   44,995                     381
                                    ------------            ------------            -------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $7,545,769              $5,979,444              $18,127,390             $17,757,423
                                    ============            ============            =============            ============

                                                                                    AMERICAN FUNDS
                                   AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL SMALL
                                 INTERNATIONAL FUND         NEW WORLD FUND       CAPITALIZATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                            688,806                 228,657                 242,126
                                    =============            ============            ============
  Cost:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                        $10,258,399              $3,671,042              $3,369,496
                                    =============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                        $10,883,134              $4,033,504              $3,886,115
 Due from Hartford Life
  Insurance Company                        45,775                   3,741                      --
 Receivable from fund shares
  sold                                         --                      --                       6
 Other assets                                  --                      --                      --
                                    -------------            ------------            ------------
 Total Assets                          10,928,909               4,037,245               3,886,121
                                    -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --                       6
 Payable for fund shares
  purchased                                45,775                   3,741                      --
 Other liabilities                             --                      --                      --
                                    -------------            ------------            ------------
 Total Liabilities                         45,775                   3,741                       6
                                    -------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $10,883,134              $4,033,504              $3,886,115
                                    =============            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                     FIDELITY VIP            FIDELITY VIP
                                    ASSET MANAGER            EQUITY-INCOME
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                             83,651                  784,625
                                     ============            =============
  Cost:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $1,363,581              $17,400,793
                                     ============            =============
  Market Value:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $1,052,335              $14,202,067
 Due from Hartford Life
  Insurance Company                             2                   55,354
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           1,052,337               14,257,421
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       --
 Payable for fund shares
  purchased                                     2                   55,354
 Other liabilities                             --                        1
                                     ------------            -------------
 Total Liabilities                              2                   55,355
                                     ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,052,335              $14,202,066
                                     ============            =============

-------------------------------------------------------------------------------

                                    FIDELITY VIP            FIDELITY VIP            FIDELITY VIP          FIDELITY VIP
                                   CONTRAFUND(R)              OVERSEAS                MID CAP             FREEDOM 2010
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                   --
   Class IB                                   --                      --                      --                   --
   Other class                           157,466                  87,145                  88,989                1,170
                                    ============            ============            ============            =========
  Cost:
   Class IA                                   --                      --                      --                   --
   Class IB                                   --                      --                      --                   --
   Other class                        $4,623,030              $1,563,001              $2,810,242              $13,564
                                    ============            ============            ============            =========
  Market Value:
   Class IA                                   --                      --                      --                   --
   Class IB                                   --                      --                      --                   --
   Other class                        $3,138,293              $1,394,314              $2,117,054              $11,832
 Due from Hartford Life
  Insurance Company                        2,480                      --                      --                   --
 Receivable from fund shares
  sold                                        --                       5                      10                   --
 Other assets                                 --                      --                      --                   --
                                    ------------            ------------            ------------            ---------
 Total Assets                          3,140,773               1,394,319               2,117,064               11,832
                                    ------------            ------------            ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                       5                      10                   --
 Payable for fund shares
  purchased                                2,480                      --                      --                   --
 Other liabilities                            --                      --                      --                   --
                                    ------------            ------------            ------------            ---------
 Total Liabilities                         2,480                       5                      10                   --
                                    ------------            ------------            ------------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $3,138,293              $1,394,314              $2,117,054              $11,832
                                    ============            ============            ============            =========

                                  FIDELITY VIP         FIDELITY VIP             FRANKLIN
                                  FREEDOM 2020         FREEDOM 2030              INCOME
                                    PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                 --                        --
   Class IB                                --                 --                        --
   Other class                          2,801                 42                   178,541
                                    =========              =====              ============
  Cost:
   Class IA                                --                 --                        --
   Class IB                                --                 --                        --
   Other class                        $33,559               $469                $3,026,503
                                    =========              =====              ============
  Market Value:
   Class IA                                --                 --                        --
   Class IB                                --                 --                        --
   Other class                        $28,153               $416                $2,333,533
 Due from Hartford Life
  Insurance Company                        --                 --                       259
 Receivable from fund shares
  sold                                     --                 --                        --
 Other assets                              --                 --                        --
                                    ---------              -----              ------------
 Total Assets                          28,153                416                 2,333,792
                                    ---------              -----              ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                 --                        --
 Payable for fund shares
  purchased                                --                 --                       259
 Other liabilities                         --                 --                        --
                                    ---------              -----              ------------
 Total Liabilities                         --                 --                       259
                                    ---------              -----              ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $28,153               $416                $2,333,533
                                    =========              =====              ============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       FRANKLIN               FRANKLIN
                                      SMALL CAP              STRATEGIC
                                        VALUE                  INCOME
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                            221,339                30,914
                                     ============            ==========
  Cost:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                         $2,980,710              $363,599
                                     ============            ==========
  Market Value:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                         $3,213,845              $347,788
 Due from Hartford Life
  Insurance Company                        14,410                28,759
 Receivable from fund shares
  sold                                         --                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           3,228,255               376,547
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    --
 Payable for fund shares
  purchased                                14,410                28,759
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                         14,410                28,759
                                     ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $3,213,845              $347,788
                                     ============            ==========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                            TEMPLETON                                     TEMPLETON
                                   MUTUAL SHARES              GROWTH            MUTUAL DISCOVERY        GLOBAL INCOME
                                  SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                      --                    --
   Class IB                                   --                    --                      --                    --
   Other class                           307,042                45,426                  61,297                46,011
                                    ============            ==========            ============            ==========
  Cost:
   Class IA                                   --                    --                      --                    --
   Class IB                                   --                    --                      --                    --
   Other class                        $5,371,291              $663,545              $1,332,196              $772,513
                                    ============            ==========            ============            ==========
  Market Value:
   Class IA                                   --                    --                      --                    --
   Class IB                                   --                    --                      --                    --
   Other class                        $4,584,136              $475,156              $1,122,346              $756,879
 Due from Hartford Life
  Insurance Company                           --                   108                      --                    --
 Receivable from fund shares
  sold                                         1                    --                      23                    --
 Other assets                                 --                    --                      --                    --
                                    ------------            ----------            ------------            ----------
 Total Assets                          4,584,137               475,264               1,122,369               756,879
                                    ------------            ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            1                    --                      23                    --
 Payable for fund shares
  purchased                                   --                   108                      --                    --
 Other liabilities                            --                    --                      --                    --
                                    ------------            ----------            ------------            ----------
 Total Liabilities                             1                   108                      23                    --
                                    ------------            ----------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $4,584,136              $475,156              $1,122,346              $756,879
                                    ============            ==========            ============            ==========

                                                HARTFORD       HARTFORD
                                 HARTFORD         TOTAL         CAPITAL
                                 ADVISERS      RETURN BOND   APPRECIATION
                                 HLS FUND       HLS FUND       HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        1,388,733      2,271,375      2,035,080
   Class IB                               --             --             --
   Other class                            --             --             --
                               =============  =============  =============
  Cost:
   Class IA                      $32,183,267    $24,912,801    $89,913,934
   Class IB                               --             --             --
   Other class                            --             --             --
                               =============  =============  =============
  Market Value:
   Class IA                      $23,672,297    $23,975,608    $71,504,512
   Class IB                               --             --             --
   Other class                            --             --             --
 Due from Hartford Life
  Insurance Company                       --          1,673          2,575
 Receivable from fund shares
  sold                                 1,148             --             --
 Other assets                             --              2             --
                               -------------  -------------  -------------
 Total Assets                     23,673,445     23,977,283     71,507,087
                               -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    1,148             --             --
 Payable for fund shares
  purchased                               --          1,673          2,575
 Other liabilities                        --             --              3
                               -------------  -------------  -------------
 Total Liabilities                     1,148          1,673          2,578
                               -------------  -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $23,672,297    $23,975,610    $71,504,509
                               =============  =============  =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  HARTFORD          HARTFORD
                                  DIVIDEND           GLOBAL
                                 AND GROWTH         ADVISERS
                                  HLS FUND          HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         1,332,561           4,453
   Class IB                                --              --
   Other class                             --              --
                                =============       =========
  Cost:
   Class IA                       $25,140,931         $50,543
   Class IB                                --              --
   Other class                             --              --
                                =============       =========
  Market Value:
   Class IA                       $24,325,945         $47,031
   Class IB                                --              --
   Other class                             --              --
 Due from Hartford Life
  Insurance Company                        --              --
 Receivable from fund shares
  sold                                 63,264              --
 Other assets                               3              --
                                -------------       ---------
 Total Assets                      24,389,212          47,031
                                -------------       ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    63,264              --
 Payable for fund shares
  purchased                                --              --
 Other liabilities                         --              --
                                -------------       ---------
 Total Liabilities                     63,264              --
                                -------------       ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $24,325,948         $47,031
                                =============       =========

-------------------------------------------------------------------------------

                                                                                  HARTFORD                HARTFORD
                                     HARTFORD              HARTFORD             DISCIPLINED                GROWTH
                                   GLOBAL EQUITY         GLOBAL GROWTH             EQUITY              OPPORTUNITIES
                                     HLS FUND              HLS FUND               HLS FUND                HLS FUND
                                SUB-ACCOUNT (B)(C)        SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              3,761                 4,987                 164,296                 110,609
   Class IB                                 --                    --                      --                      --
   Other class                              --                    --                      --                      --
                                     =========             =========            ============            ============
  Cost:
   Class IA                            $35,480               $79,161              $1,974,255              $3,263,152
   Class IB                                 --                    --                      --                      --
   Other class                              --                    --                      --                      --
                                     =========             =========            ============            ============
  Market Value:
   Class IA                            $30,786               $70,004              $1,785,075              $2,543,613
   Class IB                                 --                    --                      --                      --
   Other class                              --                    --                      --                      --
 Due from Hartford Life
  Insurance Company                         --                    --                      --                  26,517
 Receivable from fund shares
  sold                                      --                    --                      --                      --
 Other assets                               --                    --                      --                      --
                                     ---------             ---------            ------------            ------------
 Total Assets                           30,786                70,004               1,785,075               2,570,130
                                     ---------             ---------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                      --                      --
 Payable for fund shares
  purchased                                 --                    --                      --                  26,517
 Other liabilities                          --                    --                      --                      --
                                     ---------             ---------            ------------            ------------
 Total Liabilities                          --                    --                      --                  26,517
                                     ---------             ---------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $30,786               $70,004              $1,785,075              $2,543,613
                                     =========             =========            ============            ============

                                                     HARTFORD           HARTFORD
                                 HARTFORD         INTERNATIONAL       INTERNATIONAL
                                   INDEX          SMALL COMPANY       OPPORTUNITIES
                                 HLS FUND            HLS FUND           HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          688,159            156,083           1,275,308
   Class IB                               --                 --                  --
   Other class                            --                 --                  --
                               =============       ============       =============
  Cost:
   Class IA                      $16,708,045         $2,294,464         $17,117,137
   Class IB                               --                 --                  --
   Other class                            --                 --                  --
                               =============       ============       =============
  Market Value:
   Class IA                      $17,230,364         $1,551,593         $13,352,710
   Class IB                               --                 --                  --
   Other class                            --                 --                  --
 Due from Hartford Life
  Insurance Company                      349             23,008               2,209
 Receivable from fund shares
  sold                                    --                 --                  --
 Other assets                             --                 --                  --
                               -------------       ------------       -------------
 Total Assets                     17,230,713          1,574,601          13,354,919
                               -------------       ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                 --                  --
 Payable for fund shares
  purchased                              349             23,008               2,209
 Other liabilities                         1                 --                  --
                               -------------       ------------       -------------
 Total Liabilities                       350             23,008               2,209
                               -------------       ------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $17,230,363         $1,551,593         $13,352,710
                               =============       ============       =============

(b) From inception August 22, 2008 to September 30, 2008.

(c) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD
                                   MIDCAP           MIDCAP VALUE
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                           718,858            206,256
   Class IB                                --                 --
   Other class                             --                 --
                                =============       ============
  Cost:
   Class IA                       $16,010,829         $2,448,838
   Class IB                                --                 --
   Other class                             --                 --
                                =============       ============
  Market Value:
   Class IA                       $15,329,628         $1,534,012
   Class IB                                --                 --
   Other class                             --                 --
 Due from Hartford Life
  Insurance Company                    30,351                 --
 Receivable from fund shares
  sold                                     --                 --
 Other assets                              --                 --
                                -------------       ------------
 Total Assets                      15,359,979          1,534,012
                                -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                 --
 Payable for fund shares
  purchased                            30,351                 --
 Other liabilities                         --                 --
                                -------------       ------------
 Total Liabilities                     30,351                 --
                                -------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $15,329,628         $1,534,012
                                =============       ============

-------------------------------------------------------------------------------

                                                                                                       HARTFORD
                                      HARTFORD                 HARTFORD            HARTFORD        U.S. GOVERNMENT
                                    MONEY MARKET             SMALL COMPANY           STOCK            SECURITIES
                                      HLS FUND                 HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (B)(D)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            44,472,393                  711,562             718,818            330,062
   Class IB                                    --                       --                  --                 --
   Other class                                 --                       --                  --                 --
                                    =============            =============       =============       ============
  Cost:
   Class IA                           $44,472,393              $12,208,003         $29,847,112         $3,538,558
   Class IB                                    --                       --                  --                 --
   Other class                                 --                       --                  --                 --
                                    =============            =============       =============       ============
  Market Value:
   Class IA                           $44,472,393              $10,624,606         $25,290,735         $3,533,149
   Class IB                                    --                       --                  --                 --
   Other class                                 --                       --                  --                 --
 Due from Hartford Life
  Insurance Company                            --                    4,479                  --             37,303
 Receivable from fund shares
  sold                                    189,840                       --              41,874                 --
 Other assets                                  10                       --                   3                  1
                                    -------------            -------------       -------------       ------------
 Total Assets                          44,662,243               10,629,085          25,332,612          3,570,453
                                    -------------            -------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       189,840                       --              41,874                 --
 Payable for fund shares
  purchased                                    --                    4,479                  --             37,303
 Other liabilities                             --                        1                  --                  4
                                    -------------            -------------       -------------       ------------
 Total Liabilities                        189,840                    4,480              41,874             37,307
                                    -------------            -------------       -------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $44,472,403              $10,624,605         $25,290,738         $3,533,146
                                    =============            =============       =============       ============

                                      HARTFORD
                                       VALUE               LORD ABBETT            LORD ABBETT
                                   OPPORTUNITIES         AMERICA'S VALUE        BOND-DEBENTURE
                                      HLS FUND              PORTFOLIO                FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              182,524                    --                    --
   Class IB                                   --                    --                    --
   Other class                                --                56,977                 4,046
                                    ============            ==========             =========
  Cost:
   Class IA                           $2,932,395                    --                    --
   Class IB                                   --                    --                    --
   Other class                                --              $873,531               $46,599
                                    ============            ==========             =========
  Market Value:
   Class IA                           $2,052,661                    --                    --
   Class IB                                   --                    --                    --
   Other class                                --              $701,390               $43,615
 Due from Hartford Life
  Insurance Company                       28,711                    --                    --
 Receivable from fund shares
  sold                                        --                    --                    --
 Other assets                                 --                    --                    --
                                    ------------            ----------             ---------
 Total Assets                          2,081,372               701,390                43,615
                                    ------------            ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                    --
 Payable for fund shares
  purchased                               28,711                    --                    --
 Other liabilities                            --                    --                    --
                                    ------------            ----------             ---------
 Total Liabilities                        28,711                    --                    --
                                    ------------            ----------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $2,052,661              $701,390               $43,615
                                    ============            ==========             =========

(a)  From inception May 1, 2008 to September 30, 2008.

(b) From inception August 22, 2008 to September 30, 2008.

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                     GROWTH AND
                                       INCOME            MFS INVESTORS
                                     PORTFOLIO           TRUST SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                           15,088                3,362
                                     ==========            =========
  Cost:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                         $420,645              $75,000
                                     ==========            =========
  Market Value:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                         $334,952              $61,971
 Due from Hartford Life
  Insurance Company                          30                   --
 Receivable from fund shares
  sold                                       --                   --
 Other assets                                --                   --
                                     ----------            ---------
 Total Assets                           334,982               61,971
                                     ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                   --
 Payable for fund shares
  purchased                                  30                   --
 Other liabilities                           --                   --
                                     ----------            ---------
 Total Liabilities                           30                   --
                                     ----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $334,952              $61,971
                                     ==========            =========

-------------------------------------------------------------------------------

                                                                                                     VAN KAMPEN --
                                                                                                      UIF MID CAP
                                     MFS NEW               MFS TOTAL              MFS VALUE             GROWTH
                                 DISCOVERY SERIES        RETURN SERIES             SERIES              PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                      --                   --                   --
   Class IB                                 --                      --                   --                   --
   Other class                          70,143                 134,873                6,302                5,804
                                    ==========            ============            =========            =========
  Cost:
   Class IA                                 --                      --                   --                   --
   Class IB                                 --                      --                   --                   --
   Other class                        $921,327              $2,674,442              $81,681              $48,611
                                    ==========            ============            =========            =========
  Market Value:
   Class IA                                 --                      --                   --                   --
   Class IB                                 --                      --                   --                   --
   Other class                        $796,120              $2,361,623              $75,998              $45,268
 Due from Hartford Life
  Insurance Company                          7                      --                   --                   --
 Receivable from fund shares
  sold                                      --                      10                   --                   --
 Other assets                               --                      --                   --                   --
                                    ----------            ------------            ---------            ---------
 Total Assets                          796,127               2,361,633               75,998               45,268
                                    ----------            ------------            ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      10                   --                   --
 Payable for fund shares
  purchased                                  7                      --                   --                   --
 Other liabilities                          --                      --                   --                   --
                                    ----------            ------------            ---------            ---------
 Total Liabilities                           7                      10                   --                   --
                                    ----------            ------------            ---------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $796,120              $2,361,623              $75,998              $45,268
                                    ==========            ============            =========            =========

                                  VAN KAMPEN --
                                     UIF U.S.             OPPENHEIMER             OPPENHEIMER
                                  MID CAP VALUE             CAPITAL            GLOBAL SECURITIES
                                    PORTFOLIO          APPRECIATION FUND            FUND/VA
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                     --                       --
   Class IB                                 --                     --                       --
   Other class                          23,663                  8,713                   36,233
                                    ==========             ==========             ============
  Cost:
   Class IA                                 --                     --                       --
   Class IB                                 --                     --                       --
   Other class                        $392,261               $335,723               $1,207,967
                                    ==========             ==========             ============
  Market Value:
   Class IA                                 --                     --                       --
   Class IB                                 --                     --                       --
   Other class                        $252,720               $306,683                 $924,308
 Due from Hartford Life
  Insurance Company                         --                     --                       55
 Receivable from fund shares
  sold                                      --                     --                       --
 Other assets                               --                     --                       --
                                    ----------             ----------             ------------
 Total Assets                          252,720                306,683                  924,363
                                    ----------             ----------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                     --                       --
 Payable for fund shares
  purchased                                 --                     --                       55
 Other liabilities                          --                     --                       --
                                    ----------             ----------             ------------
 Total Liabilities                          --                     --                       55
                                    ----------             ----------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $252,720               $306,683                 $924,308
                                    ==========             ==========             ============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                          OPPENHEIMER
                                    OPPENHEIMER           MAIN STREET
                                    MAIN STREET            SMALL CAP
                                      FUND/VA               FUND/VA
                                    SUB-ACCOUNT         SUB-ACCOUNT (A)
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                           16,779                2,903
                                     ==========            =========
  Cost:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                         $428,215              $46,095
                                     ==========            =========
  Market Value:
   Class IA                                  --                   --
   Class IB                                  --                   --
   Other class                         $311,248              $42,089
 Due from Hartford Life
  Insurance Company                           7                   --
 Receivable from fund shares
  sold                                       --                   --
 Other assets                                --                   --
                                     ----------            ---------
 Total Assets                           311,255               42,089
                                     ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                   --
 Payable for fund shares
  purchased                                   7                   --
 Other liabilities                           --                   --
                                     ----------            ---------
 Total Liabilities                            7                   --
                                     ----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $311,248              $42,089
                                     ==========            =========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                    PUTNAM VT              PUTNAM VT           PUTNAM VT      PUTNAM VT
                                   DIVERSIFIED            GLOBAL ASSET          GLOBAL       GROWTH AND
                                   INCOME FUND          ALLOCATION FUND       EQUITY FUND    INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             68,453                 120,278             787,901      1,182,412
   Class IB                              5,935                      --               2,692         14,341
   Other class                              --                      --                  --             --
                                    ==========            ============       =============  =============
  Cost:
   Class IA                           $752,246              $1,635,776         $11,908,894    $25,492,727
   Class IB                             46,228                      --              29,487        330,746
   Other class                              --                      --                  --             --
                                    ==========            ============       =============  =============
  Market Value:
   Class IA                           $499,020              $1,624,961          $8,044,468    $17,357,811
   Class IB                             42,912                      --              27,299        209,235
   Other class                              --                      --                  --             --
 Due from Hartford Life
  Insurance Company                         --                      --               5,362             --
 Receivable from fund shares
  sold                                      --                      --                  --         42,025
 Other assets                               --                      --                  --             --
                                    ----------            ------------       -------------  -------------
 Total Assets                          541,932               1,624,961           8,077,129     17,609,071
                                    ----------            ------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --                  --         42,025
 Payable for fund shares
  purchased                                 --                      --               5,362             --
 Other liabilities                          --                      --                  --             --
                                    ----------            ------------       -------------  -------------
 Total Liabilities                          --                      --               5,362         42,025
                                    ----------            ------------       -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $541,932              $1,624,961          $8,071,767    $17,567,046
                                    ==========            ============       =============  =============

                                    PUTNAM VT              PUTNAM VT
                                      HEALTH                  HIGH                 PUTNAM VT
                                  SCIENCES FUND            YIELD FUND             INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             28,356                 763,730                 527,852
   Class IB                                 --                 130,476                  54,732
   Other class                              --                      --                      --
                                    ==========            ============            ============
  Cost:
   Class IA                           $285,869              $9,579,237              $6,856,352
   Class IB                                 --                 961,770                 681,031
   Other class                              --                      --                      --
                                    ==========            ============            ============
  Market Value:
   Class IA                           $373,731              $4,727,491              $5,779,984
   Class IB                                 --                 801,121                 595,487
   Other class                              --                      --                      --
 Due from Hartford Life
  Insurance Company                         --                      --                   1,540
 Receivable from fund shares
  sold                                       2                  20,397                      --
 Other assets                               --                      --                      --
                                    ----------            ------------            ------------
 Total Assets                          373,733               5,549,009               6,377,011
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2                  20,397                      --
 Payable for fund shares
  purchased                                 --                      --                   1,540
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                           2                  20,397                   1,540
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $373,731              $5,528,612              $6,375,471
                                    ==========            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                   INTERNATIONAL            PUTNAM VT
                                     GROWTH AND           INTERNATIONAL
                                    INCOME FUND            EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              20,100                 517,940
   Class IB                                  --                  26,130
   Other class                               --                      --
                                     ==========            ============
  Cost:
   Class IA                            $275,915              $8,925,662
   Class IB                                  --                 431,466
   Other class                               --                      --
                                     ==========            ============
  Market Value:
   Class IA                            $188,542              $5,780,207
   Class IB                                  --                 289,259
   Other class                               --                      --
 Due from Hartford Life
  Insurance Company                          --                   1,552
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           188,542               6,071,018
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      --
 Payable for fund shares
  purchased                                  --                   1,552
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           --                   1,552
                                     ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $188,542              $6,069,466
                                     ==========            ============

-------------------------------------------------------------------------------

                                     PUTNAM VT                                    PUTNAM VT              PUTNAM VT
                                 INTERNATIONAL NEW          PUTNAM VT               MONEY                   NEW
                                 OPPORTUNITIES FUND       INVESTORS FUND         MARKET FUND         OPPORTUNITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               9,739                 27,435               152,019                 541,522
   Class IB                                  --                     --                    --                   1,629
   Other class                               --                     --                    --                      --
                                     ==========             ==========            ==========            ============
  Cost:
   Class IA                            $128,664               $315,240              $152,019              $9,317,329
   Class IB                                  --                     --                    --                  29,016
   Other class                               --                     --                    --                      --
                                     ==========             ==========            ==========            ============
  Market Value:
   Class IA                            $138,586               $244,168              $152,019              $9,178,804
   Class IB                                  --                     --                    --                  27,188
   Other class                               --                     --                    --                      --
 Due from Hartford Life
  Insurance Company                          --                     --                     2                     806
 Receivable from fund shares
  sold                                       --                     --                    --                      --
 Other assets                                --                     --                    --                      --
                                     ----------             ----------            ----------            ------------
 Total Assets                           138,586                244,168               152,021               9,206,798
                                     ----------             ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     --                    --                      --
 Payable for fund shares
  purchased                                  --                     --                     2                     806
 Other liabilities                           --                     --                    --                      --
                                     ----------             ----------            ----------            ------------
 Total Liabilities                           --                     --                     2                     806
                                     ----------             ----------            ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $138,586               $244,168              $152,019              $9,205,992
                                     ==========             ==========            ==========            ============

                                    PUTNAM VT             PUTNAM VT             PUTNAM VT
                                       NEW              OTC & EMERGING          SMALL CAP
                                    VALUE FUND           GROWTH FUND            VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             35,750                32,928                    --
   Class IB                                 --                    --                34,003
   Other class                              --                    --                    --
                                    ==========            ==========            ==========
  Cost:
   Class IA                           $408,220              $525,975                    --
   Class IB                                 --                    --              $672,100
   Other class                              --                    --                    --
                                    ==========            ==========            ==========
  Market Value:
   Class IA                           $315,671              $202,838                    --
   Class IB                                 --                    --              $407,359
   Other class                              --                    --                    --
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                       2                    --                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          315,673               202,838               407,359
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2                    --                    --
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                           2                    --                    --
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $315,671              $202,838              $407,359
                                    ==========            ==========            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                  THE GEORGE PUTNAM      UTILITIES GROWTH AND
                                    FUND OF BOSTON           INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               26,148                   71,166
   Class IB                                   --                       --
   Other class                                --                       --
                                      ==========             ============
  Cost:
   Class IA                             $266,758                 $827,094
   Class IB                                   --                       --
   Other class                                --                       --
                                      ==========             ============
  Market Value:
   Class IA                             $207,091               $1,123,716
   Class IB                                   --                       --
   Other class                                --                       --
 Due from Hartford Life
  Insurance Company                           --                       --
 Receivable from fund shares
  sold                                        --                       --
 Other assets                                 --                       --
                                      ----------             ------------
 Total Assets                            207,091                1,123,716
                                      ----------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                       --
 Payable for fund shares
  purchased                                   --                       --
 Other liabilities                            --                       --
                                      ----------             ------------
 Total Liabilities                            --                       --
                                      ----------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $207,091               $1,123,716
                                      ==========             ============

-------------------------------------------------------------------------------

                                                                          PUTNAM VT
                                    PUTNAM VT          PUTNAM VT           CAPITAL
                                    VISTA FUND       VOYAGER FUND     OPPORTUNITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             15,073             765,220                --
   Class IB                                 --              10,128            57,349
   Other class                              --                  --                --
                                    ==========       =============        ==========
  Cost:
   Class IA                           $262,588         $21,445,960                --
   Class IB                                 --             274,793          $867,289
   Other class                              --                  --                --
                                    ==========       =============        ==========
  Market Value:
   Class IA                           $174,701         $19,329,467                --
   Class IB                                 --             253,904          $671,551
   Other class                              --                  --                --
 Due from Hartford Life
  Insurance Company                         --                 984               496
 Receivable from fund shares
  sold                                      --                  --                --
 Other assets                               --                  --                --
                                    ----------       -------------        ----------
 Total Assets                          174,701          19,584,355           672,047
                                    ----------       -------------        ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                  --                --
 Payable for fund shares
  purchased                                 --                 984               496
 Other liabilities                          --                  --                --
                                    ----------       -------------        ----------
 Total Liabilities                          --                 984               496
                                    ----------       -------------        ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $174,701         $19,583,371          $671,551
                                    ==========       =============        ==========

                                    PUTNAM VT            VAN KAMPEN LIT
                                      EQUITY                COMSTOCK
                                   INCOME FUND             PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                      --
   Class IB                             54,438                      --
   Other class                              --                  76,156
                                    ==========            ============
  Cost:
   Class IA                                 --                      --
   Class IB                           $652,533                      --
   Other class                              --              $1,026,645
                                    ==========            ============
  Market Value:
   Class IA                                 --                      --
   Class IB                           $649,440                      --
   Other class                              --                $812,589
 Due from Hartford Life
  Insurance Company                         --                      --
 Receivable from fund shares
  sold                                       6                      --
 Other assets                               --                      --
                                    ----------            ------------
 Total Assets                          649,446                 812,589
                                    ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          6                      --
 Payable for fund shares
  purchased                                 --                      --
 Other liabilities                          --                      --
                                    ----------            ------------
 Total Liabilities                           6                      --
                                    ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $649,440                $812,589
                                    ==========            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                      INTERNATIONAL              SMALL/MID CAP
                                     VALUE PORTFOLIO            VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $15,871                    $11,485
                                       -----------                -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (1,085)                        53
 Net realized gain on
  distributions                            113,549                    270,504
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                  (907,944)                  (639,143)
                                       -----------                -----------
  Net gain (loss) on
   investments                            (795,480)                  (368,586)
                                       -----------                -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(779,609)                 $(357,101)
                                       ===========                ===========

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS          AIM V.I.              AIM V.I.             AIM V.I.
                                     INTERNATIONAL               CAPITAL                CORE             INTERNATIONAL
                                   GROWTH PORTFOLIO         APPRECIATION FUND        EQUITY FUND          GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                    $ --                  $ --                 $ --
                                      -----------               ---------             ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (1,330)                 (1,584)                 (604)                  (2)
 Net realized gain on
  distributions                            11,929                      --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (268,702)                (89,469)              (12,723)              (7,333)
                                      -----------               ---------             ---------             --------
  Net gain (loss) on
   investments                           (258,103)                (91,053)              (13,327)              (7,335)
                                      -----------               ---------             ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(258,103)               $(91,053)             $(13,327)             $(7,335)
                                      ===========               =========             =========             ========

                                     AIM V.I.              AIM V.I.              AIM V.I.
                                   MID CAP CORE            SMALL CAP              CAPITAL
                                    EQUITY FUND           EQUITY FUND        DEVELOPMENT FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --                   $ --
                                    -----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (3,342)                 942                (11,482)
 Net realized gain on
  distributions                              --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (225,798)             (19,147)               (95,457)
                                    -----------            ---------            -----------
  Net gain (loss) on
   investments                         (229,140)             (18,205)              (106,939)
                                    -----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(229,140)            $(18,205)             $(106,939)
                                    ===========            =========            ===========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS              BLUE CHIP
                                         ASSET                 INCOME AND
                                    ALLOCATION FUND            GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $44,852                  $20,771
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (8,776)                 (70,473)
 Net realized gain on
  distributions                            409,199                  356,391
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (2,192,280)              (1,559,719)
                                     -------------            -------------
  Net gain (loss) on
   investments                          (1,791,857)              (1,273,801)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,747,005)             $(1,253,030)
                                     =============            =============

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                  AMERICAN FUNDS              GLOBAL               AMERICAN FUNDS            AMERICAN FUNDS
                                     BOND FUND              GROWTH FUND              GROWTH FUND           GROWTH-INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $73,887                  $11,987                  $18,944                   $62,715
                                    -----------            -------------            -------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (16,193)                 (36,715)                (137,595)                  (56,260)
 Net realized gain on
  distributions                          21,223                  551,738                2,280,549                 1,254,293
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (575,236)              (2,343,958)              (8,078,209)               (5,852,694)
                                    -----------            -------------            -------------             -------------
  Net gain (loss) on
   investments                         (570,206)              (1,828,935)              (5,935,255)               (4,654,661)
                                    -----------            -------------            -------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(496,319)             $(1,816,948)             $(5,916,311)              $(4,591,946)
                                    ===========            =============            =============             =============

                                                                                     AMERICAN FUNDS
                                   AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL
                                 INTERNATIONAL FUND         NEW WORLD FUND         CAPITALIZATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $19,442                  $17,344                     $ --
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (73,083)                (180,960)                 (67,666)
 Net realized gain on
  distributions                         1,661,655                  453,081                  628,518
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (5,921,495)              (1,843,376)              (2,525,284)
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                         (4,332,923)              (1,571,255)              (1,964,432)
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(4,313,481)             $(1,553,911)             $(1,964,432)
                                    =============            =============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                    FIDELITY VIP            FIDELITY VIP
                                    ASSET MANAGER           EQUITY-INCOME
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                     $ --
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (3,418)                (203,312)
 Net realized gain on
  distributions                          124,556                   16,672
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (331,073)              (4,498,381)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (209,935)              (4,685,021)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(209,935)             $(4,685,021)
                                     ===========            =============

-------------------------------------------------------------------------------

                               FIDELITY VIP            FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                               CONTRAFUND(R)             OVERSEAS                MID CAP            FREEDOM 2010
                                 PORTFOLIO               PORTFOLIO              PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $573                   $ --                 $2,465                $ --
                               -------------            -----------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (18,491)               (13,100)               (20,399)                (17)
 Net realized gain on
  distributions                       74,493                206,358                307,544                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (1,015,559)              (795,372)              (815,719)             (1,732)
                               -------------            -----------            -----------            --------
  Net gain (loss) on
   investments                      (959,557)              (602,114)              (528,574)             (1,749)
                               -------------            -----------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(958,984)             $(602,114)             $(526,109)            $(1,749)
                               =============            ===========            ===========            ========

                                  FIDELITY VIP        FIDELITY VIP            FRANKLIN
                                  FREEDOM 2020        FREEDOM 2030             INCOME
                                   PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                SUB-ACCOUNT (A)      SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --               $ --                 $127,806
                                    --------              -----              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (17)                (5)                  (2,535)
 Net realized gain on
  distributions                           --                 --                   53,515
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (5,406)               (53)                (702,834)
                                    --------              -----              -----------
  Net gain (loss) on
   investments                        (5,423)               (58)                (651,854)
                                    --------              -----              -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(5,423)              $(58)               $(524,048)
                                    ========              =====              ===========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      FRANKLIN              FRANKLIN
                                      SMALL CAP             STRATEGIC
                                        VALUE                INCOME
                                   SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $47,377               $1,036
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (76,143)                  (7)
 Net realized gain on
  distributions                          328,122                   36
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (532,353)             (15,811)
                                     -----------            ---------
  Net gain (loss) on
   investments                          (280,374)             (15,782)
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(232,997)            $(14,746)
                                     ===========            =========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                           TEMPLETON                                TEMPLETON
                                   MUTUAL SHARES            GROWTH          MUTUAL DISCOVERY      GLOBAL INCOME
                                  SECURITIES FUND       SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $157,722               $7,954              $25,693            $21,653
                                   -------------          -----------          -----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (42,966)              (1,661)              (2,453)               114
 Net realized gain on
  distributions                          224,334               31,344               48,135                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (1,514,033)            (183,735)            (289,809)           (22,661)
                                   -------------          -----------          -----------          ---------
  Net gain (loss) on
   investments                        (1,332,665)            (154,052)            (244,127)           (22,547)
                                   -------------          -----------          -----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,174,943)           $(146,098)           $(218,434)             $(894)
                                   =============          ===========          ===========          =========

                                                    HARTFORD           HARTFORD
                                 HARTFORD             TOTAL             CAPITAL
                                 ADVISERS          RETURN BOND       APPRECIATION
                                 HLS FUND           HLS FUND           HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $53,395            $82,481             $6,522
                               -------------      -------------      -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (108,362)          (230,199)          (598,958)
 Net realized gain on
  distributions                      161,633                 --          8,230,472
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (5,482,928)        (1,137,096)       (34,593,799)
                               -------------      -------------      -------------
  Net gain (loss) on
   investments                    (5,429,657)        (1,367,295)       (26,962,285)
                               -------------      -------------      -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(5,376,262)       $(1,284,814)      $(26,955,763)
                               =============      =============      =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  HARTFORD               HARTFORD
                                  DIVIDEND                GLOBAL
                                 AND GROWTH              ADVISERS
                                  HLS FUND               HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $29,670                 $145
                                -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (107,051)                (237)
 Net realized gain on
  distributions                       546,934                1,035
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (5,480,209)             (14,476)
                                -------------            ---------
  Net gain (loss) on
   investments                     (5,040,326)             (13,678)
                                -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(5,010,656)            $(13,533)
                                =============            =========

-------------------------------------------------------------------------------

                                                                                 HARTFORD                HARTFORD
                                     HARTFORD              HARTFORD             DISCIPLINED               GROWTH
                                   GLOBAL EQUITY         GLOBAL GROWTH            EQUITY               OPPORTUNITIES
                                     HLS FUND              HLS FUND              HLS FUND                HLS FUND
                                SUB-ACCOUNT (B)(C)        SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $ --                 $1,810                     $226
                                     ---------             ---------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 17,613                 7,495                 (2,161)                (331,058)
 Net realized gain on
  distributions                             --                 3,432                181,106                  109,616
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (31,158)              (54,224)              (651,010)                (866,422)
                                     ---------             ---------            -----------            -------------
  Net gain (loss) on
   investments                         (13,545)              (43,297)              (472,065)              (1,087,864)
                                     ---------             ---------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(13,545)             $(43,297)             $(470,255)             $(1,087,638)
                                     =========             =========            ===========            =============

                                                         HARTFORD                HARTFORD
                                 HARTFORD              INTERNATIONAL           INTERNATIONAL
                                   INDEX               SMALL COMPANY           OPPORTUNITIES
                                 HLS FUND                HLS FUND                HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $17,709                 $3,061                   $8,562
                               -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (743,216)               (15,110)                (132,136)
 Net realized gain on
  distributions                      285,894                 55,477                  687,635
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (4,347,355)              (778,194)              (6,647,337)
                               -------------            -----------            -------------
  Net gain (loss) on
   investments                    (4,804,677)              (737,827)              (6,091,838)
                               -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(4,786,968)             $(734,766)             $(6,083,276)
                               =============            ===========            =============

(b) From inception August 22, 2008 to September 30, 2008.

(c) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  HARTFORD                HARTFORD
                                   MIDCAP               MIDCAP VALUE
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $10,152                   $ --
                                -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (292,212)               (87,358)
 Net realized gain on
  distributions                       846,338                390,406
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (3,652,785)              (846,012)
                                -------------            -----------
  Net gain (loss) on
   investments                     (3,098,659)              (542,964)
                                -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(3,088,507)             $(542,964)
                                =============            ===========

-------------------------------------------------------------------------------

                                                                                                        HARTFORD
                                     HARTFORD               HARTFORD            HARTFORD             U.S. GOVERNMENT
                                   MONEY MARKET           SMALL COMPANY          STOCK                 SECURITIES
                                     HLS FUND               HLS FUND            HLS FUND                HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (B)(D)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $644,128                     $ --            $50,378                $161,923
                                    ----------            -------------       ------------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                  (60,040)          (411,648)               (604,298)
 Net realized gain on
  distributions                             --                   35,508            176,586                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                    --               (2,580,220)        (8,637,787)                290,061
                                    ----------            -------------       ------------             -----------
  Net gain (loss) on
   investments                              --               (2,604,752)        (8,872,849)               (314,237)
                                    ----------            -------------       ------------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $644,128              $(2,604,752)       $(8,822,471)              $(152,314)
                                    ==========            =============       ============             ===========

                                     HARTFORD
                                       VALUE               LORD ABBETT           LORD ABBETT
                                   OPPORTUNITIES         AMERICA'S VALUE        BOND-DEBENTURE
                                     HLS FUND               PORTFOLIO                FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,696                   $ --                 $ --
                                    -----------            -----------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (14,828)                  (129)                 (14)
 Net realized gain on
  distributions                          15,998                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (750,970)              (135,703)              (2,984)
                                    -----------            -----------             --------
  Net gain (loss) on
   investments                         (749,800)              (135,832)              (2,998)
                                    -----------            -----------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(745,104)             $(135,832)             $(2,998)
                                    ===========            ===========             ========

(a)  From inception May 1, 2008 to September 30, 2008.

(b) From inception August 22, 2008 to September 30, 2008.

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                    GROWTH AND
                                      INCOME            MFS INVESTORS
                                     PORTFOLIO          TRUST SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $474
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (232)                (513)
 Net realized gain on
  distributions                             --                3,910
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (77,366)             (15,658)
                                     ---------            ---------
  Net gain (loss) on
   investments                         (77,598)             (12,261)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(77,598)            $(11,787)
                                     =========            =========

-------------------------------------------------------------------------------

                                                                                                   VAN KAMPEN --
                                                                                                    UIF MID CAP
                                      MFS NEW               MFS TOTAL            MFS VALUE             GROWTH
                                 DISCOVERY SERIES         RETURN SERIES            SERIES            PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $72,625                $ --                 $10
                                    -----------            -----------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,054)                (1,618)                (29)                (14)
 Net realized gain on
  distributions                          46,878                143,847                  --                 394
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (176,754)              (520,727)             (5,683)             (3,343)
                                    -----------            -----------            --------            --------
  Net gain (loss) on
   investments                         (131,930)              (378,498)             (5,712)             (2,963)
                                    -----------            -----------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(131,930)             $(305,873)            $(5,712)            $(2,953)
                                    ===========            ===========            ========            ========

                                   VAN KAMPEN --
                                     UIF U.S.              OPPENHEIMER            OPPENHEIMER
                                   MID CAP VALUE             CAPITAL           GLOBAL SECURITIES
                                     PORTFOLIO          APPRECIATION FUND           FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,755                   $ --                $10,799
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (6,435)                (3,759)               (16,377)
 Net realized gain on
  distributions                          73,590                     --                 57,905
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (126,479)              (101,122)              (325,939)
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                          (59,324)              (104,881)              (284,411)
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(57,569)             $(104,881)             $(273,612)
                                    ===========            ===========            ===========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                     OPPENHEIMER            MAIN STREET
                                     MAIN STREET             SMALL CAP
                                       FUND/VA                FUND/VA
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,857                  $ --
                                     -----------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (75)                  (13)
 Net realized gain on
  distributions                           20,273                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (104,704)               (4,006)
                                     -----------              --------
  Net gain (loss) on
   investments                           (84,506)               (4,019)
                                     -----------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(80,649)              $(4,019)
                                     ===========              ========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                     PUTNAM VT              PUTNAM VT          PUTNAM VT           PUTNAM VT
                                    DIVERSIFIED           GLOBAL ASSET          GLOBAL            GROWTH AND
                                    INCOME FUND          ALLOCATION FUND      EQUITY FUND         INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $34,354                $84,020            $267,274            $508,114
                                    -----------            -----------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (12,509)                62,889            (315,464)           (132,925)
 Net realized gain on
  distributions                              --                     --                  --           3,678,988
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (96,780)              (496,164)         (3,309,731)         (9,341,763)
                                    -----------            -----------       -------------       -------------
  Net gain (loss) on
   investments                         (109,289)              (433,275)         (3,625,195)         (5,795,700)
                                    -----------            -----------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(74,935)             $(349,255)        $(3,357,921)        $(5,287,586)
                                    ===========            ===========       =============       =============

                                    PUTNAM VT         PUTNAM VT
                                     HEALTH             HIGH                  PUTNAM VT
                                  SCIENCES FUND      YIELD FUND              INCOME FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --            $578,352               $466,696
                                    ---------       -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 6,723             (83,860)                 1,035
 Net realized gain on
  distributions                         3,493                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (16,688)         (1,039,021)              (992,816)
                                    ---------       -------------            -----------
  Net gain (loss) on
   investments                         (6,472)         (1,122,881)              (991,781)
                                    ---------       -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(6,472)          $(544,529)             $(525,085)
                                    =========       =============            ===========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    INTERNATIONAL        PUTNAM VT
                                     GROWTH AND        INTERNATIONAL
                                     INCOME FUND        EQUITY FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $4,750            $179,269
                                     -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      211             (20,175)
 Net realized gain on
  distributions                           44,232           1,192,791
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (129,974)         (4,026,328)
                                     -----------       -------------
  Net gain (loss) on
   investments                           (85,531)         (2,853,712)
                                     -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(80,781)        $(2,674,443)
                                     ===========       =============

-------------------------------------------------------------------------------

                                     PUTNAM VT                                 PUTNAM VT             PUTNAM VT
                                 INTERNATIONAL NEW         PUTNAM VT             MONEY                  NEW
                                OPPORTUNITIES FUND      INVESTORS FUND        MARKET FUND       OPPORTUNITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,843                $1,710             $3,443                  $30,885
                                     ---------             ---------            -------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 13,252               (22,594)                --                  129,664
 Net realized gain on
  distributions                             --                    --                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (79,749)              (65,658)                --               (2,836,973)
                                     ---------             ---------            -------            -------------
  Net gain (loss) on
   investments                         (66,497)              (88,252)                --               (2,707,309)
                                     ---------             ---------            -------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(62,654)             $(86,542)            $3,443              $(2,676,424)
                                     =========             =========            =======            =============

                                     PUTNAM VT             PUTNAM VT             PUTNAM VT
                                        NEW             OTC & EMERGING           SMALL CAP
                                    VALUE FUND            GROWTH FUND           VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $8,360                 $ --                 $6,065
                                    -----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  11,046              (32,488)               (12,118)
 Net realized gain on
  distributions                          84,361                   --                106,201
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (233,910)             (42,947)              (180,719)
                                    -----------            ---------            -----------
  Net gain (loss) on
   investments                         (138,503)             (75,435)               (86,636)
                                    -----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(130,143)            $(75,435)              $(80,571)
                                    ===========            =========            ===========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       PUTNAM VT                PUTNAM VT
                                   THE GEORGE PUTNAM      UTILITIES GROWTH AND
                                    FUND OF BOSTON             INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $11,282                   $31,738
                                       ---------               -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (71)                   30,750
 Net realized gain on
  distributions                           20,476                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (78,833)                 (407,656)
                                       ---------               -----------
  Net gain (loss) on
   investments                           (58,428)                 (376,906)
                                       ---------               -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(47,146)                $(345,168)
                                       =========               ===========

-------------------------------------------------------------------------------

                                                                                    PUTNAM VT
                                    PUTNAM VT              PUTNAM VT                 CAPITAL
                                   VISTA FUND            VOYAGER FUND          OPPORTUNITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $61,643                  $3,350
                                    ---------            -------------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (12,507)                (341,814)                 (3,656)
 Net realized gain on
  distributions                            --                       --                  40,852
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (49,161)              (5,104,331)               (151,011)
                                    ---------            -------------             -----------
  Net gain (loss) on
   investments                        (61,668)              (5,446,145)               (113,815)
                                    ---------            -------------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(61,668)             $(5,384,502)              $(110,465)
                                    =========            =============             ===========

                                     PUTNAM VT           VAN KAMPEN LIT
                                      EQUITY                COMSTOCK
                                    INCOME FUND             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                              $14,685                $17,267
                                    -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,498)                  (393)
 Net realized gain on
  distributions                          35,195                 42,407
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (167,893)              (218,185)
                                    -----------            -----------
  Net gain (loss) on
   investments                         (137,196)              (176,171)
                                    -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(122,511)             $(158,904)
                                    ===========            ===========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL             SMALL/MID CAP
                                    VALUE PORTFOLIO           VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $15,871                   $11,485
 Net realized gain (loss) on
  security transactions                     (1,085)                       53
 Net realized gain on
  distributions                            113,549                   270,504
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                  (907,944)                 (639,143)
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (779,609)                 (357,101)
                                      ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                 165,367                    78,965
 Net transfers                             196,797                   177,838
 Surrenders for benefit
  payments and fees                       (138,315)                   (3,291)
 Net loan activity                           5,018                    (7,578)
 Cost of insurance                        (144,955)                  (93,983)
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         83,912                   151,951
                                      ------------              ------------
 Net increase (decrease) in
  net assets                              (695,697)                 (205,150)
NET ASSETS:
 Beginning of period                     2,241,366                 2,911,607
                                      ------------              ------------
 End of period                          $1,545,669                $2,706,457
                                      ============              ============

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS          AIM V.I.               AIM V.I.             AIM V.I.
                                     INTERNATIONAL               CAPITAL                 CORE             INTERNATIONAL
                                   GROWTH PORTFOLIO         APPRECIATION FUND        EQUITY FUND           GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $ --                     $ --                  $ --                 $ --
 Net realized gain (loss) on
  security transactions                    (1,330)                  (1,584)                 (604)                  (2)
 Net realized gain on
  distributions                            11,929                       --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (268,702)                 (89,469)              (12,723)              (7,333)
                                      -----------              -----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (258,103)                 (91,053)              (13,327)              (7,335)
                                      -----------              -----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 34,044                   23,074                10,212                   80
 Net transfers                            179,562                   19,153                40,237               57,128
 Surrenders for benefit
  payments and fees                       (44,488)                 (38,178)              (25,925)                  12
 Net loan activity                          1,175                       --                30,998                   --
 Cost of insurance                        (32,073)                 (17,627)              (10,132)                (394)
                                      -----------              -----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       138,220                  (13,578)               45,390               56,826
                                      -----------              -----------            ----------            ---------
 Net increase (decrease) in
  net assets                             (119,883)                (104,631)               32,063               49,491
NET ASSETS:
 Beginning of period                      684,280                  351,266                83,012                   --
                                      -----------              -----------            ----------            ---------
 End of period                           $564,397                 $246,635              $115,075              $49,491
                                      ===========              ===========            ==========            =========

                                      AIM V.I.               AIM V.I.              AIM V.I.
                                    MID CAP CORE            SMALL CAP               CAPITAL
                                    EQUITY FUND            EQUITY FUND         DEVELOPMENT FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $ --                  $ --                   $ --
 Net realized gain (loss) on
  security transactions                   (3,342)                  942                (11,482)
 Net realized gain on
  distributions                               --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (225,798)              (19,147)               (95,457)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (229,140)              (18,205)              (106,939)
                                    ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               118,432                24,884                 21,942
 Net transfers                         1,259,647                25,452                 13,396
 Surrenders for benefit
  payments and fees                      (56,105)               (2,311)               (39,556)
 Net loan activity                       (21,867)                   --                (20,830)
 Cost of insurance                       (94,517)              (12,665)               (20,733)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,205,590                35,360                (45,781)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets                             976,450                17,155               (152,720)
NET ASSETS:
 Beginning of period                   1,518,444               177,758                431,621
                                    ------------            ----------            -----------
 End of period                        $2,494,894              $194,913               $278,901
                                    ============            ==========            ===========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                                       AMERICAN FUNDS
                                              AMERICAN FUNDS              BLUE CHIP
                                                   ASSET                 INCOME AND
                                              ALLOCATION FUND            GROWTH FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $44,852                  $20,771
 Net realized gain (loss) on security
  transactions                                        (8,776)                 (70,473)
 Net realized gain on distributions                  409,199                  356,391
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                      (2,192,280)              (1,559,719)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                       (1,747,005)              (1,253,030)
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                           615,049                  256,857
 Net transfers                                       369,066                   93,388
 Surrenders for benefit payments and
  fees                                              (484,178)                (566,439)
 Net loan activity                                    16,374                  (21,024)
 Cost of insurance                                  (547,253)                (274,778)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (30,942)                (511,996)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,777,947)              (1,765,026)
NET ASSETS:
 Beginning of period                              11,097,043                6,765,987
                                               -------------            -------------
 End of period                                    $9,319,096               $5,000,961
                                               =============            =============

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL             AMERICAN FUNDS         AMERICAN FUNDS
                                              BOND FUND             GROWTH FUND            GROWTH FUND        GROWTH-INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $73,887                $11,987                $18,944                $62,715
 Net realized gain (loss) on security
  transactions                                   (16,193)               (36,715)              (137,595)               (56,260)
 Net realized gain on distributions               21,223                551,738              2,280,549              1,254,293
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (575,236)            (2,343,958)            (8,078,209)            (5,852,694)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (496,319)            (1,816,948)            (5,916,311)            (4,591,946)
                                             -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       427,324                446,604              1,452,210              1,267,190
 Net transfers                                 1,648,434               (144,013)               560,948                355,973
 Surrenders for benefit payments and
  fees                                        (1,111,352)              (254,241)            (1,247,864)            (1,124,269)
 Net loan activity                              (123,572)                (8,557)               (21,795)                69,864
 Cost of insurance                              (408,198)              (395,310)            (1,228,657)            (1,152,476)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               432,636               (355,517)              (485,158)              (583,718)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets           (63,683)            (2,172,465)            (6,401,469)            (5,175,664)
NET ASSETS:
 Beginning of period                           7,609,452              8,151,909             24,528,859             22,933,087
                                             -----------            -----------            -----------            -----------
 End of period                                $7,545,769             $5,979,444            $18,127,390            $17,757,423
                                             ===========            ===========            ===========            ===========

                                                                                         AMERICAN FUNDS
                                           AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                         INTERNATIONAL FUND       NEW WORLD FUND       CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $19,442                $17,344                   $ --
 Net realized gain (loss) on security
  transactions                                   (73,083)              (180,960)               (67,666)
 Net realized gain on distributions            1,661,655                453,081                628,518
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (5,921,495)            (1,843,376)            (2,525,284)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (4,313,481)            (1,553,911)            (1,964,432)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       786,942                555,912                351,431
 Net transfers                                (2,305,916)            (1,632,617)              (286,867)
 Surrenders for benefit payments and
  fees                                          (737,489)              (216,529)              (413,495)
 Net loan activity                               (79,425)               (34,081)               (81,000)
 Cost of insurance                              (697,368)              (252,678)              (302,067)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,033,256)            (1,579,993)              (731,998)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets        (7,346,737)            (3,133,904)            (2,696,430)
NET ASSETS:
 Beginning of period                          18,229,871              7,167,408              6,582,545
                                             -----------            -----------            -----------
 End of period                               $10,883,134             $4,033,504             $3,886,115
                                             ===========            ===========            ===========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                     FIDELITY VIP            FIDELITY VIP
                                    ASSET MANAGER            EQUITY-INCOME
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $ --                     $ --
 Net realized gain (loss) on
  security transactions                    (3,418)                (203,312)
 Net realized gain on
  distributions                           124,556                   16,672
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (331,073)              (4,498,381)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (209,935)              (4,685,021)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                  905,436
 Net transfers                            (21,667)                (324,163)
 Surrenders for benefit
  payments and fees                       (39,537)              (1,273,169)
 Net loan activity                        (22,932)                  51,542
 Cost of insurance                        (56,661)                (846,946)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (140,797)              (1,487,300)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (350,732)              (6,172,321)
NET ASSETS:
 Beginning of period                    1,403,067               20,374,387
                                     ------------            -------------
 End of period                         $1,052,335              $14,202,066
                                     ============            =============

-------------------------------------------------------------------------------

                               FIDELITY VIP           FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                               CONTRAFUND(R)            OVERSEAS              MID CAP           FREEDOM 2010
                                 PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $573                  $ --                $2,465               $ --
 Net realized gain (loss) on
  security transactions              (18,491)              (13,100)              (20,399)               (17)
 Net realized gain on
  distributions                       74,493               206,358               307,544                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (1,015,559)             (795,372)             (815,719)            (1,732)
                               -------------          ------------          ------------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                        (958,984)             (602,114)             (526,109)            (1,749)
                               -------------          ------------          ------------          ---------
UNIT TRANSACTIONS:
 Purchases                           518,510                    --               304,845                 --
 Net transfers                       545,443               (23,841)              185,178             13,837
 Surrenders for benefit
  payments and fees                   (2,979)              (21,303)               (2,224)                --
 Net loan activity                    18,244               (22,087)                  772                 --
 Cost of insurance                  (232,179)              (89,349)             (125,463)              (256)
                               -------------          ------------          ------------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  847,039              (156,580)              363,108             13,581
                               -------------          ------------          ------------          ---------
 Net increase (decrease) in
  net assets                        (111,945)             (758,694)             (163,001)            11,832
NET ASSETS:
 Beginning of period               3,250,238             2,153,008             2,280,055                 --
                               -------------          ------------          ------------          ---------
 End of period                    $3,138,293            $1,394,314            $2,117,054            $11,832
                               =============          ============          ============          =========

                                 FIDELITY VIP        FIDELITY VIP           FRANKLIN
                                 FREEDOM 2020        FREEDOM 2030            INCOME
                                   PORTFOLIO          PORTFOLIO         SECURITIES FUND
                                SUB-ACCOUNT (A)    SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --              $ --                $127,806
 Net realized gain (loss) on
  security transactions                  (17)               (5)                 (2,535)
 Net realized gain on
  distributions                           --                --                  53,515
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (5,406)              (53)               (702,834)
                                   ---------            ------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (5,423)              (58)               (524,048)
                                   ---------            ------            ------------
UNIT TRANSACTIONS:
 Purchases                               970                 3                 219,449
 Net transfers                        33,193               597                 530,697
 Surrenders for benefit
  payments and fees                       --                --                  (3,299)
 Net loan activity                        --                --                  (2,418)
 Cost of insurance                      (587)             (126)               (151,923)
                                   ---------            ------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   33,576               474                 592,506
                                   ---------            ------            ------------
 Net increase (decrease) in
  net assets                          28,153               416                  68,458
NET ASSETS:
 Beginning of period                      --                --               2,265,075
                                   ---------            ------            ------------
 End of period                       $28,153              $416              $2,333,533
                                   =========            ======            ============

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       FRANKLIN               FRANKLIN
                                      SMALL CAP              STRATEGIC
                                        VALUE                  INCOME
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $47,377                $1,036
 Net realized gain (loss) on
  security transactions                   (76,143)                   (7)
 Net realized gain on
  distributions                           328,122                    36
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (532,353)              (15,811)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (232,997)              (14,746)
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                250,849                   409
 Net transfers                         (1,153,948)              364,769
 Surrenders for benefit
  payments and fees                      (159,721)                   --
 Net loan activity                         30,953                    --
 Cost of insurance                       (237,918)               (2,644)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,269,785)              362,534
                                     ------------            ----------
 Net increase (decrease) in
  net assets                           (1,502,782)              347,788
NET ASSETS:
 Beginning of period                    4,716,627                    --
                                     ------------            ----------
 End of period                         $3,213,845              $347,788
                                     ============            ==========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                                              TEMPLETON                                     TEMPLETON
                                    MUTUAL SHARES              GROWTH             MUTUAL DISCOVERY        GLOBAL INCOME
                                   SECURITIES FUND         SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $157,722                 $7,954                 $25,693               $21,653
 Net realized gain (loss) on
  security transactions                   (42,966)                (1,661)                 (2,453)                  114
 Net realized gain on
  distributions                           224,334                 31,344                  48,135                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (1,514,033)              (183,735)               (289,809)              (22,661)
                                    -------------            -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,174,943)              (146,098)               (218,434)                 (894)
                                    -------------            -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                622,325                 65,249                  89,370                25,743
 Net transfers                            299,848                117,122                 254,878               429,941
 Surrenders for benefit
  payments and fees                      (137,364)                (4,748)                    536                   (11)
 Net loan activity                        (72,439)                  (635)                 (8,359)                  259
 Cost of insurance                       (325,590)               (44,474)                (64,408)              (30,754)
                                    -------------            -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       386,780                132,514                 272,017               425,178
                                    -------------            -----------            ------------            ----------
 Net increase (decrease) in
  net assets                             (788,163)               (13,584)                 53,583               424,284
NET ASSETS:
 Beginning of period                    5,372,299                488,740               1,068,763               332,595
                                    -------------            -----------            ------------            ----------
 End of period                         $4,584,136               $475,156              $1,122,346              $756,879
                                    =============            ===========            ============            ==========

                                                     HARTFORD             HARTFORD
                                 HARTFORD              TOTAL              CAPITAL
                                 ADVISERS           RETURN BOND         APPRECIATION
                                 HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $53,395             $82,481               $6,522
 Net realized gain (loss) on
  security transactions             (108,362)           (230,199)            (598,958)
 Net realized gain on
  distributions                      161,633                  --            8,230,472
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (5,482,928)         (1,137,096)         (34,593,799)
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (5,376,262)         (1,284,814)         (26,955,763)
                               -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                         1,355,663           1,323,558            2,525,930
 Net transfers                      (201,352)         (2,518,434)          (2,606,261)
 Surrenders for benefit
  payments and fees               (1,222,474)         (1,804,538)          (5,017,051)
 Net loan activity                   (33,227)            128,736               22,692
 Cost of insurance                (1,688,185)         (1,361,872)          (3,652,057)
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,789,575)         (4,232,550)          (8,726,747)
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets                      (7,165,837)         (5,517,364)         (35,682,510)
NET ASSETS:
 Beginning of period              30,838,134          29,492,974          107,187,019
                               -------------       -------------       --------------
 End of period                   $23,672,297         $23,975,610          $71,504,509
                               =============       =============       ==============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  HARTFORD               HARTFORD
                                  DIVIDEND                GLOBAL
                                 AND GROWTH              ADVISERS
                                  HLS FUND               HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $29,670                 $145
 Net realized gain (loss) on
  security transactions              (107,051)                (237)
 Net realized gain on
  distributions                       546,934                1,035
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (5,480,209)             (14,476)
                                -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                       (5,010,656)             (13,533)
                                -------------            ---------
UNIT TRANSACTIONS:
 Purchases                          1,147,648                   --
 Net transfers                       (287,073)              (6,385)
 Surrenders for benefit
  payments and fees                (1,684,813)              (1,793)
 Net loan activity                    164,883                   --
 Cost of insurance                 (1,366,992)              (4,321)
                                -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,026,347)             (12,499)
                                -------------            ---------
 Net increase (decrease) in
  net assets                       (7,037,003)             (26,032)
NET ASSETS:
 Beginning of period               31,362,951               73,063
                                -------------            ---------
 End of period                    $24,325,948              $47,031
                                =============            =========

-------------------------------------------------------------------------------

                                                                                   HARTFORD                HARTFORD
                                     HARTFORD               HARTFORD             DISCIPLINED                GROWTH
                                   GLOBAL EQUITY         GLOBAL GROWTH              EQUITY               OPPORTUNITIES
                                     HLS FUND               HLS FUND               HLS FUND                HLS FUND
                                SUB-ACCOUNT (B)(C)        SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                   $ --                  $1,810                     $226
 Net realized gain (loss) on
  security transactions                 17,613                  7,495                  (2,161)                (331,058)
 Net realized gain on
  distributions                             --                  3,432                 181,106                  109,616
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (31,158)               (54,224)               (651,010)                (866,422)
                                     ---------             ----------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (13,545)               (43,297)               (470,255)              (1,087,638)
                                     ---------             ----------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --                     --                 107,678                  238,730
 Net transfers                         (13,721)                    --                  27,504               (1,700,352)
 Surrenders for benefit
  payments and fees                    (36,070)               (44,836)                (44,592)                 (81,828)
 Net loan activity                      (1,719)                    --                 (15,808)                  (8,286)
 Cost of insurance                      (1,641)                (3,881)               (120,295)                (163,383)
                                     ---------             ----------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (53,151)               (48,717)                (45,513)              (1,715,119)
                                     ---------             ----------            ------------            -------------
 Net increase (decrease) in
  net assets                           (66,696)               (92,014)               (515,768)              (2,802,757)
NET ASSETS:
 Beginning of period                    97,482                162,018               2,300,843                5,346,370
                                     ---------             ----------            ------------            -------------
 End of period                         $30,786                $70,004              $1,785,075               $2,543,613
                                     =========             ==========            ============            =============

                                                           HARTFORD           HARTFORD
                                  HARTFORD              INTERNATIONAL       INTERNATIONAL
                                   INDEX                SMALL COMPANY       OPPORTUNITIES
                                  HLS FUND                 HLS FUND           HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $17,709                  $3,061              $8,562
 Net realized gain (loss) on
  security transactions              (743,216)                (15,110)           (132,136)
 Net realized gain on
  distributions                       285,894                  55,477             687,635
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (4,347,355)               (778,194)         (6,647,337)
                               --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (4,786,968)               (734,766)         (6,083,276)
                               --------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                            840,032                 254,568             794,191
 Net transfers                     (5,724,261)                 60,737          (1,787,632)
 Surrenders for benefit
  payments and fees                (1,912,823)               (117,039)           (836,626)
 Net loan activity                   (125,973)                    582             (40,249)
 Cost of insurance                 (1,105,557)               (135,297)           (737,558)
                               --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (8,028,582)                 63,551          (2,607,874)
                               --------------            ------------       -------------
 Net increase (decrease) in
  net assets                      (12,815,550)               (671,215)         (8,691,150)
NET ASSETS:
 Beginning of period               30,045,913               2,222,808          22,043,860
                               --------------            ------------       -------------
 End of period                    $17,230,363              $1,551,593         $13,352,710
                               ==============            ============       =============

(b) From inception August 22, 2008 to September 30, 2008.

(c) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD
                                   MIDCAP                MIDCAP VALUE
                                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $10,152                    $ --
 Net realized gain (loss) on
  security transactions              (292,212)                (87,358)
 Net realized gain on
  distributions                       846,338                 390,406
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (3,652,785)               (846,012)
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (3,088,507)               (542,964)
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            566,393                 115,019
 Net transfers                     (2,289,368)                 (1,564)
 Surrenders for benefit
  payments and fees                (1,176,430)               (371,906)
 Net loan activity                    (18,663)                 21,750
 Cost of insurance                   (797,608)                (98,773)
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,715,676)               (335,474)
                                -------------            ------------
 Net increase (decrease) in
  net assets                       (6,804,183)               (878,438)
NET ASSETS:
 Beginning of period               22,133,811               2,412,450
                                -------------            ------------
 End of period                    $15,329,628              $1,534,012
                                =============            ============

-------------------------------------------------------------------------------

                                                                                                          HARTFORD
                                   HARTFORD                 HARTFORD             HARTFORD              U.S. GOVERNMENT
                                 MONEY MARKET             SMALL COMPANY           STOCK                  SECURITIES
                                   HLS FUND                 HLS FUND             HLS FUND                 HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (B)(D)
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $644,128                     $ --              $50,378                 $161,923
 Net realized gain (loss)
  on security transactions                  --                  (60,040)            (411,648)                (604,298)
 Net realized gain on
  distributions                             --                   35,508              176,586                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                                    --               (2,580,220)          (8,637,787)                 290,061
                                 -------------            -------------       --------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                      644,128               (2,604,752)          (8,822,471)                (152,314)
                                 -------------            -------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           8,066,766                  373,992            1,596,655                  149,762
 Net transfers                      18,873,151                1,110,657           (1,759,174)              (2,275,387)
 Surrenders for benefit
  payments and fees                 (8,012,609)                (779,500)          (1,521,024)                (108,293)
 Net loan activity                     664,428                   47,533              214,624                      718
 Cost of insurance                  (1,775,189)                (447,342)          (1,674,057)                (230,764)
                                 -------------            -------------       --------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            17,816,547                  305,340           (3,142,976)              (2,463,964)
                                 -------------            -------------       --------------            -------------
 Net increase (decrease)
  in net assets                     18,460,675               (2,299,412)         (11,965,447)              (2,616,278)
NET ASSETS:
 Beginning of period                26,011,728               12,924,017           37,256,185                6,149,424
                                 -------------            -------------       --------------            -------------
 End of period                     $44,472,403              $10,624,605          $25,290,738               $3,533,146
                                 =============            =============       ==============            =============

                                   HARTFORD
                                    VALUE                LORD ABBETT           LORD ABBETT
                                OPPORTUNITIES          AMERICA'S VALUE       BOND-DEBENTURE
                                   HLS FUND               PORTFOLIO               FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $4,696                   $ --                 $ --
 Net realized gain (loss)
  on security transactions            (14,828)                  (129)                 (14)
 Net realized gain on
  distributions                        15,998                     --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                             (750,970)              (135,703)              (2,984)
                                 ------------            -----------            ---------
 Net increase (decrease)
  in net assets resulting
  from operations                    (745,104)              (135,832)              (2,998)
                                 ------------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                            212,443                 42,499                  263
 Net transfers                        (20,475)                57,810               51,835
 Surrenders for benefit
  payments and fees                   (96,629)                  (337)              (4,739)
 Net loan activity                      6,830                   (491)                  --
 Cost of insurance                   (156,453)               (34,771)                (746)
                                 ------------            -----------            ---------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (54,284)                64,710               46,613
                                 ------------            -----------            ---------
 Net increase (decrease)
  in net assets                      (799,388)               (71,122)              43,615
NET ASSETS:
 Beginning of period                2,852,049                772,512                   --
                                 ------------            -----------            ---------
 End of period                     $2,052,661               $701,390              $43,615
                                 ============            ===========            =========

(b) From inception August 22, 2008 to September 30, 2008.

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                     GROWTH AND
                                       INCOME            MFS INVESTORS
                                     PORTFOLIO           TRUST SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $ --                 $474
 Net realized gain (loss) on
  security transactions                    (232)                (513)
 Net realized gain on
  distributions                              --                3,910
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (77,366)             (15,658)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (77,598)             (11,787)
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               40,721                4,670
 Net transfers                           59,413               13,906
 Surrenders for benefit
  payments and fees                         301               (4,549)
 Net loan activity                         (484)                  --
 Cost of insurance                      (22,824)              (3,271)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      77,127               10,756
                                     ----------            ---------
 Net increase (decrease) in
  net assets                               (471)              (1,031)
NET ASSETS:
 Beginning of period                    335,423               63,002
                                     ----------            ---------
 End of period                         $334,952              $61,971
                                     ==========            =========

-------------------------------------------------------------------------------

                                                                                                      VAN KAMPEN --
                                                                                                       UIF MID CAP
                                      MFS NEW               MFS TOTAL              MFS VALUE             GROWTH
                                 DISCOVERY SERIES         RETURN SERIES             SERIES              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $ --                 $72,625                 $ --                  $10
 Net realized gain (loss) on
  security transactions                  (2,054)                 (1,618)                 (29)                 (14)
 Net realized gain on
  distributions                          46,878                 143,847                   --                  394
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (176,754)               (520,727)              (5,683)              (3,343)
                                    -----------            ------------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (131,930)               (305,873)              (5,712)              (2,953)
                                    -----------            ------------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                               26,513                 216,564                  220                   55
 Net transfers                          614,699                 151,242               82,230               48,316
 Surrenders for benefit
  payments and fees                      (2,576)               (103,667)                  24                    6
 Net loan activity                       18,504                  28,982                   --                   --
 Cost of insurance                      (21,046)               (136,729)                (764)                (156)
                                    -----------            ------------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     636,094                 156,392               81,710               48,221
                                    -----------            ------------            ---------            ---------
 Net increase (decrease) in
  net assets                            504,164                (149,481)              75,998               45,268
NET ASSETS:
 Beginning of period                    291,956               2,511,104                   --                   --
                                    -----------            ------------            ---------            ---------
 End of period                         $796,120              $2,361,623              $75,998              $45,268
                                    ===========            ============            =========            =========

                                   VAN KAMPEN --
                                     UIF U.S.              OPPENHEIMER            OPPENHEIMER
                                   MID CAP VALUE             CAPITAL           GLOBAL SECURITIES
                                     PORTFOLIO          APPRECIATION FUND           FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,755                   $ --                $10,799
 Net realized gain (loss) on
  security transactions                  (6,435)                (3,759)               (16,377)
 Net realized gain on
  distributions                          73,590                     --                 57,905
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (126,479)              (101,122)              (325,939)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (57,569)              (104,881)              (273,612)
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                               40,817                 40,029                244,627
 Net transfers                          (98,178)                10,634                 77,206
 Surrenders for benefit
  payments and fees                     (27,819)               (41,739)                (7,087)
 Net loan activity                           --                     --                     --
 Cost of insurance                      (11,919)               (28,164)               (73,761)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (97,099)               (19,240)               240,985
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                           (154,668)              (124,121)               (32,627)
NET ASSETS:
 Beginning of period                    407,388                430,804                956,935
                                    -----------            -----------            -----------
 End of period                         $252,720               $306,683               $924,308
                                    ===========            ===========            ===========

(a)  From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                    OPPENHEIMER         MAIN STREET
                                    MAIN STREET          SMALL CAP
                                      FUND/VA             FUND/VA
                                    SUB-ACCOUNT       SUB-ACCOUNT (A)
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,857                $ --
 Net realized gain (loss) on
  security transactions                     (75)                (13)
 Net realized gain on
  distributions                          20,273                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (104,704)             (4,006)
                                    -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (80,649)             (4,019)
                                    -----------          ----------
UNIT TRANSACTIONS:
 Purchases                               18,269                 194
 Net transfers                           16,909              46,205
 Surrenders for benefit
  payments and fees                          --                  14
 Net loan activity                           --                  --
 Cost of insurance                      (13,140)               (305)
                                    -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      22,038              46,108
                                    -----------          ----------
 Net increase (decrease) in
  net assets                            (58,611)             42,089
NET ASSETS:
 Beginning of period                    369,859                  --
                                    -----------          ----------
 End of period                         $311,248             $42,089
                                    ===========          ==========

(a)  From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                   PUTNAM VT            PUTNAM VT          PUTNAM VT          PUTNAM VT
                                  DIVERSIFIED          GLOBAL ASSET         GLOBAL           GROWTH AND
                                  INCOME FUND        ALLOCATION FUND      EQUITY FUND        INCOME FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $34,354               $84,020           $267,274           $508,114
 Net realized gain (loss) on
  security transactions               (12,509)               62,889           (315,464)          (132,925)
 Net realized gain on
  distributions                            --                    --                 --          3,678,988
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (96,780)             (496,164)        (3,309,731)        (9,341,763)
                                   ----------          ------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (74,935)             (349,255)        (3,357,921)        (5,287,586)
                                   ----------          ------------      -------------      -------------
UNIT TRANSACTIONS:
 Purchases                                138                    --            331,241          1,002,956
 Net transfers                         25,010               (87,370)          (402,426)        (1,029,584)
 Surrenders for benefit
  payments and fees                   (13,560)             (334,591)          (770,707)        (1,857,078)
 Net loan activity                     (2,350)              (13,421)            55,251            287,001
 Cost of insurance                    (30,310)              (78,481)          (482,980)        (1,171,871)
                                   ----------          ------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (21,072)             (513,863)        (1,269,621)        (2,768,576)
                                   ----------          ------------      -------------      -------------
 Net increase (decrease) in
  net assets                          (96,007)             (863,118)        (4,627,542)        (8,056,162)
NET ASSETS:
 Beginning of period                  637,939             2,488,079         12,699,309         25,623,208
                                   ----------          ------------      -------------      -------------
 End of period                       $541,932            $1,624,961         $8,071,767        $17,567,046
                                   ==========          ============      =============      =============

                                   PUTNAM VT         PUTNAM VT
                                     HEALTH            HIGH                PUTNAM VT
                                 SCIENCES FUND      YIELD FUND            INCOME FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $ --           $578,352              $466,696
 Net realized gain (loss) on
  security transactions                 6,723            (83,860)                1,035
 Net realized gain on
  distributions                         3,493                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (16,688)        (1,039,021)             (992,816)
                                   ----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,472)          (544,529)             (525,085)
                                   ----------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 --            321,481               385,935
 Net transfers                           (110)          (207,837)              (62,434)
 Surrenders for benefit
  payments and fees                   (18,481)          (453,435)             (335,454)
 Net loan activity                    (18,546)            36,873                13,348
 Cost of insurance                    (18,911)          (378,302)             (346,797)
                                   ----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (56,048)          (681,220)             (345,402)
                                   ----------      -------------          ------------
 Net increase (decrease) in
  net assets                          (62,520)        (1,225,749)             (870,487)
NET ASSETS:
 Beginning of period                  436,251          6,754,361             7,245,958
                                   ----------      -------------          ------------
 End of period                       $373,731         $5,528,612            $6,375,471
                                   ==========      =============          ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                   INTERNATIONAL       PUTNAM VT
                                    GROWTH AND       INTERNATIONAL
                                    INCOME FUND       EQUITY FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,750           $179,269
 Net realized gain (loss) on
  security transactions                    211            (20,175)
 Net realized gain on
  distributions                         44,232          1,192,791
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (129,974)        (4,026,328)
                                     ---------        -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (80,781)        (2,674,443)
                                     ---------        -----------
UNIT TRANSACTIONS:
 Purchases                                  --            310,492
 Net transfers                            (418)            56,919
 Surrenders for benefit
  payments and fees                     (9,431)          (478,848)
 Net loan activity                        (183)            71,093
 Cost of insurance                      (7,660)          (314,687)
                                     ---------        -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,692)          (355,031)
                                     ---------        -----------
 Net increase (decrease) in
  net assets                           (98,473)        (3,029,474)
NET ASSETS:
 Beginning of period                   287,015          9,098,940
                                     ---------        -----------
 End of period                        $188,542         $6,069,466
                                     =========        ===========

-------------------------------------------------------------------------------

                                    PUTNAM VT                                PUTNAM VT             PUTNAM VT
                                INTERNATIONAL NEW        PUTNAM VT             MONEY                  NEW
                               OPPORTUNITIES FUND     INVESTORS FUND        MARKET FUND       OPPORTUNITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $3,843               $1,710              $3,443                $30,885
 Net realized gain (loss) on
  security transactions                13,252              (22,594)                 --                129,664
 Net realized gain on
  distributions                            --                   --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (79,749)             (65,658)                 --             (2,836,973)
                                    ---------            ---------            --------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (62,654)             (86,542)              3,443             (2,676,424)
                                    ---------            ---------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                  --                506,645
 Net transfers                        (44,612)             (58,020)                 --             (1,017,139)
 Surrenders for benefit
  payments and fees                    (3,734)              (3,324)               (213)              (580,489)
 Net loan activity                     (1,273)              (1,145)             (1,462)                13,063
 Cost of insurance                    (10,645)             (18,640)            (13,254)              (555,203)
                                    ---------            ---------            --------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (60,264)             (81,129)            (14,929)            (1,633,123)
                                    ---------            ---------            --------            -----------
 Net increase (decrease) in
  net assets                         (122,918)            (167,671)            (11,486)            (4,309,547)
NET ASSETS:
 Beginning of period                  261,504              411,839             163,505             13,515,539
                                    ---------            ---------            --------            -----------
 End of period                       $138,586             $244,168            $152,019             $9,205,992
                                    =========            =========            ========            ===========

                                    PUTNAM VT           PUTNAM VT            PUTNAM VT
                                       NEW            OTC & EMERGING         SMALL CAP
                                   VALUE FUND          GROWTH FUND          VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $8,360                $ --               $6,065
 Net realized gain (loss) on
  security transactions                11,046             (32,488)             (12,118)
 Net realized gain on
  distributions                        84,361                  --              106,201
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (233,910)            (42,947)            (180,719)
                                    ---------            --------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                         (130,143)            (75,435)             (80,571)
                                    ---------            --------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                  --               63,866
 Net transfers                        (28,065)             (7,225)              77,660
 Surrenders for benefit
  payments and fees                   (39,827)             (2,650)             (52,115)
 Net loan activity                       (255)             (1,302)               1,945
 Cost of insurance                    (20,388)             (9,603)             (33,509)
                                    ---------            --------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (88,535)            (20,780)              57,847
                                    ---------            --------            ---------
 Net increase (decrease) in
  net assets                         (218,678)            (96,215)             (22,724)
NET ASSETS:
 Beginning of period                  534,349             299,053              430,083
                                    ---------            --------            ---------
 End of period                       $315,671            $202,838             $407,359
                                    =========            ========            =========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                  THE GEORGE PUTNAM      UTILITIES GROWTH AND
                                    FUND OF BOSTON           INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $11,282                  $31,738
 Net realized gain (loss) on
  security transactions                      (71)                  30,750
 Net realized gain on
  distributions                           20,476                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (78,833)                (407,656)
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (47,146)                (345,168)
                                      ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                    --                       --
 Net transfers                                --                  (19,298)
 Surrenders for benefit
  payments and fees                         (258)                 (21,441)
 Net loan activity                        (5,794)                    (686)
 Cost of insurance                       (17,261)                 (56,693)
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (23,313)                 (98,118)
                                      ----------             ------------
 Net increase (decrease) in
  net assets                             (70,459)                (443,286)
NET ASSETS:
 Beginning of period                     277,550                1,567,002
                                      ----------             ------------
 End of period                          $207,091               $1,123,716
                                      ==========             ============

-------------------------------------------------------------------------------

                                                                                PUTNAM VT
                                    PUTNAM VT          PUTNAM VT                 CAPITAL
                                    VISTA FUND       VOYAGER FUND          OPPORTUNITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --             $61,643                  $3,350
 Net realized gain (loss) on
  security transactions                (12,507)           (341,814)                 (3,656)
 Net realized gain on
  distributions                             --                  --                  40,852
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (49,161)         (5,104,331)               (151,011)
                                    ----------       -------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (61,668)         (5,384,502)               (110,465)
                                    ----------       -------------             -----------
UNIT TRANSACTIONS:
 Purchases                                  --           1,174,298                  64,750
 Net transfers                         (12,000)           (806,606)                 13,568
 Surrenders for benefit
  payments and fees                     (1,155)         (1,438,207)                (47,409)
 Net loan activity                        (768)            122,727                   2,210
 Cost of insurance                      (9,953)         (1,190,365)                (46,568)
                                    ----------       -------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (23,876)         (2,138,153)                (13,449)
                                    ----------       -------------             -----------
 Net increase (decrease) in
  net assets                           (85,544)         (7,522,655)               (123,914)
NET ASSETS:
 Beginning of period                   260,245          27,106,026                 795,465
                                    ----------       -------------             -----------
 End of period                        $174,701         $19,583,371                $671,551
                                    ==========       =============             ===========

                                     PUTNAM VT           VAN KAMPEN LIT
                                      EQUITY                COMSTOCK
                                    INCOME FUND             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)           $14,685                $17,267
 Net realized gain (loss) on
  security transactions                  (4,498)                  (393)
 Net realized gain on
  distributions                          35,195                 42,407
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (167,893)              (218,185)
                                    -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (122,511)              (158,904)
                                    -----------            -----------
UNIT TRANSACTIONS:
 Purchases                               47,358                 84,988
 Net transfers                           40,169                 75,532
 Surrenders for benefit
  payments and fees                    (133,177)               (37,637)
 Net loan activity                        1,845                   (227)
 Cost of insurance                      (48,746)               (52,223)
                                    -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (92,551)                70,433
                                    -----------            -----------
 Net increase (decrease) in
  net assets                           (215,062)               (88,471)
NET ASSETS:
 Beginning of period                    864,502                901,060
                                    -----------            -----------
 End of period                         $649,440               $812,589
                                    ===========            ===========

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(1)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(1)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(1)
(f)    Certificate of Incorporation of Hartford(1) and Bylaws of Hartford.(1)
(g)    Contracts of Reinsurance.(2)
(h)    Form of Participation Agreement.(3)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(4)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on April 20, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, on April 12, 1999.

(3) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(4) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-6, File No. 333-50280, on April 9, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Gregory J. Brennan                  Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchie                   Executive Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 333-50280, filed on April 9, 2008.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Diana Benken               Chief Financial Officer, Controller/FINOP
Stephen T. Joyce           Senior Vice President/IIP Business Line Principal, Director
Brian Murphy               Chief Executive Officer, President/ILD
                           Business Line Principal, Director
William D. Wilcox          AML Compliance Officer, Chief Compliance Officer
Neil S. Chaffee            Vice President/HLPP
James Davey                Executive Vice President, Director
Mark Sides                 Chief Legal Officer, Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 12th day of February, 2009.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
Ernest M. McNeill, Jr., Senior Vice President & Chief Accounting
 Officer*
John C. Walters, Chief Executive Officer, Chairman of the Board
  and President, Director*                                         *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President                               Jerry K. Scheinfeldt
  & Chief Investment Officer, Director*                                   Attorney-in-Fact
                                                                   Date:  February 12, 2009

333-94617

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.